Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Growth Fund

Certified Financials

Financial Highlights
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Financials
(Unaudited)


                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------

                             6 Months                Year            10/31/01
                                Ended               Ended             Through
                              6/30/03            12/31/02            12/31/01

NET ASSET VALUE

Beginning of period          $   8.49            $  11.39            $  10.00

Investment activities

  Net investment
  income (loss)                     -*                  -*               0.01*

  Net realized and
  unrealized gain (loss)         1.65               (2.84)               1.39

  Total from
  investment activities          1.65               (2.84)               1.40

Distributions

  Net investment income            --                  --               (0.01)

  Net realized gain                --               (0.06)                 --

  Total distribution               --               (0.06)              (0.01)


NET ASSET VALUE

End of period                $  10.14            $   8.49            $  11.39
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                   19.43%*            (24.94)%*            14.00%*

Ratio of total expenses to
average net assets               0.65%*!              0.65%*             0.65%*!

Ratio of net investment
income (loss) to average
net assets                       0.06%*!              0.07%*             0.36%*!

Portfolio turnover rate          83.7%!               91.3%              98.2%!

Net assets, end of period
(in thousands)                $  8,436             $  6,511           $  2,281

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 4/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  96.5%

CONSUMER DISCRETIONARY  19.5%

Automobiles  1.1%

Harley-Davidson                                      2,200      $            88

                                                                             88

Hotels, Restaurants & Leisure  1.8%

Carnival                                             3,100                  101

International Game Technology *                        500                   51

                                                                            152

Internet & Catalog Retail  0.6%

e-Bay *                                                500                   52

                                                                             52

Media  9.2%

Clear Channel Communications *                       3,900                  165

EchoStar Communications
  Class A *                                          5,700                  197

Scripps, Class A                                     1,100                   98

Univision Communications
  Class A *                                          5,700                  173

Viacom, Class B *                                    3,200                  140

                                                                            773

Multiline Retail  3.2%

Kohl's *                                             2,800                  144

Target                                               3,400                  129

                                                                            273

Specialty Retail  3.6%

Best Buy *                                           2,100                   92

Home Depot                                           4,200                  139

Weight Watchers *                                    1,600                   73

                                                                            304

Total Consumer Discretionary                                              1,642


CONSUMER STAPLES  2.8%

Food & Staples Retailing  1.7%

Sysco                                                2,600                   78

Walgreen                                             2,200                   66

                                                                            144

Personal Products  1.1%

Estee Lauder, Class A                                2,700                   91

                                                                             91

Total Consumer Staples                                                      235


ENERGY  2.4%

Energy Equipment & Services  2.4%

Schlumberger                                         1,300      $            62

Transocean *                                         6,500                  143

Total Energy                                                                205


FINANCIALS  13.3%

Capital Markets  3.1%

Charles Schwab                                      13,200                  133

State Street                                         3,300                  130

                                                                            263

Consumer Finance  1.6%

SLM Corporation                                      3,300                  129

                                                                            129

Diversified Financial Services  4.0%

Citigroup                                            7,900                  338

                                                                            338

Insurance  4.6%

AMBAC                                                1,100                   73

Marsh & McLennan                                     3,200                  164

Travelers Property Casualty
  Class A                                            9,500                  151

                                                                            388

Total Financials                                                          1,118


HEALTH CARE  21.5%

Biotechnology  4.8%

Amgen *                                              2,000                  133

Genentech *                                            800                   58

Gilead Sciences *                                    2,100                  117

MedImmune *                                          2,700                   98

                                                                            406

Health Care Equipment &
Supplies  1.4%

Boston Scientific *                                  1,900                  116

                                                                            116

Health Care Providers & Services  3.0%

UnitedHealth Group                                   5,100                  256

                                                                            256

Pharmaceuticals  12.3%

Abbott Laboratories                                  2,900                  127

Biovail *                                            2,500                  118

Forest Laboratories *                                1,600                   87

Johnson & Johnson                                    2,200                  114

Pfizer                                              13,100                  447

Wyeth                                                3,200                  146

                                                                          1,039

Total Health Care                                                         1,817

INDUSTRIALS & BUSINESS SERVICES  9.3%

Commercial Services & Supplies  3.0%

Apollo Group, Class A *                              2,600      $           161

ChoicePoint *                                        2,700                   93

                                                                            254

Industrial Conglomerates  4.7%

GE                                                   8,500                  244

Tyco International                                   8,100                  153

                                                                            397

Machinery  1.6%

Danaher                                              1,900                  129

                                                                            129

Total Industrials & Business Services                                       780


INFORMATION TECHNOLOGY  24.2%

Communications Equipment  2.0%

Cisco Systems *                                     10,200                  170

                                                                            170

Computer & Peripherals  1.9%

Dell Computer *                                      5,000                  160

                                                                            160

Internet Software & Services  3.1%

Expedia, Class A *                                   2,000                  153

Yahoo! *                                             3,200                  105

                                                                            258

IT Services  5.4%

Accenture, Class A *                                 7,400                  134

Affiliated Computer Services
  Class A *                                          2,700                  123

First Data                                           4,800                  199

                                                                            456

Semiconductor & Semiconductor Equipment  4.8%

Analog Devices *                                     2,500                   87

Applied Materials *                                  9,200                  146

Maxim Integrated Products                            3,700                  127

QLogic *                                             1,000                   48

                                                                            408


Software  7.0%

Intuit *                                             2,400                  107

Microsoft                                           12,500                  320

Symantec *                                           1,500                   66

VERITAS Software *                                   3,500                  100

                                                                            593

Total Information Technology                                              2,045


TELECOMMUNICATION SERVICES  3.5%

Wireless Telecommunication Services  3.5%

Nextel Communications
  Class A *                                          7,000      $           126

Vodafone ADR                                         8,800                  173

Total Telecommunication Services                                            299

Total Common Stocks (Cost  $6,773)                                        8,141


SHORT-TERM INVESTMENTS  4.4%

Money Market Fund  4.4%

T. Rowe Price Reserve
Investment Fund, 1.16% #                           372,379                  372

Total Short-Term Investments (Cost  $372)                                   372

Total Investments in Securities

100.9% of Net Assets (Cost $7,145)                                       $8,513

Other Assets Less Liabilities                                               (77)

NET ASSETS                                                      $         8,436
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $             6

Undistributed net realized gain (loss)                                     (416)

Net unrealized gain (loss)                                                1,368

Paid-in-capital applicable to 832,112
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                    7,478

NET ASSETS                                                     $          8,436
                                                               ----------------

NET ASSET VALUE PER SHARE                                      $          10.14
                                                               ----------------

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $                 24

  Income distributions from mutual funds                                      1

  Total income                                                               25

Expenses

  Custody and accounting                                                     46

  Legal and audit                                                             8

  Directors                                                                   3

  Miscellaneous                                                               2

  Reimbursed by manager                                                     (35)

  Total expenses                                                             24

  Expenses paid indirectly                                                   (1)

Net expenses                                                                 23

Net investment income (loss)                                                  2

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      (81)

Change in net unrealized gain (loss) on securities                        1,399

Net realized and unrealized gain (loss)                                   1,318

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,320
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $             2      $             2

  Net realized gain (loss)                             (81)                (336)

  Change in net unrealized gain (loss)               1,399                 (265)

  Increase (decrease) in net assets
  from operations                                    1,320                 (599)

Distributions to shareholders

  Net realized gain                                   --                    (45)

Capital share transactions *

  Shares sold                                          850                5,009

  Distributions reinvested                            --                     45

  Shares redeemed                                     (245)                (180)

  Increase (decrease) in net assets from
  capital share transactions                           605                4,874

Net Assets

Increase (decrease) during period                    1,925                4,230

Beginning of period                                  6,511                2,281

End of period                              $         8,436      $         6,511
                                           ---------------      ---------------

*Share information

  Shares sold                                           93                  581

  Distributions reinvested                            --                      6

  Shares redeemed                                      (28)                 (20)

  Increase (decrease) in shares outstanding             65                  567


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on October 31, 2001. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term and securities, aggregated $3,302,000 and $2,937,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $103,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $232,000 of unused capital loss carryforwards, that expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $7,145,000. Net unrealized gain aggregated $1,368,000 at period-end, that $1,432,000 related to appreciated investments and $64,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.65%. Thereafter, through April 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.65%. Pursuant to this agreement, $20,000 of management fees were not accrued by the fund for the six months ended June 30, 2003, and $35,000 of other fund expenses were borne by the manager. At June 30, 2003, unaccrued management fees and other expenses in the amount of $133,000 remain subject to reimbursement by the fund through December 31, 2004, and $25,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $32,000 for the six months ended June 30, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003